Lease Liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease Liabilities

27. LEASE LIABILITIES

	2022	2021
Lease Liabilities, Beginning of Year	2,957	1,757
Acquisitions (Note 5)	—	1,441
Additions	25	110
Interest Expense (Note 7)	163	171
Lease Payments	(465)	(471)
Modifications	83	22
Re-measurements	7	(4)
Terminations	(5)	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 18)	—	(10)
Exchange Rate Movements and Other	71	(58)
Lease Liabilities, End of Year	2,836	2,957
Less: Current Portion	308	272
Long-Term Portion	2,528	2,685
The Company has lease liabilities for contracts related to office space, transportation and storage assets, which includes barges, vessels, pipelines, caverns, railcars and storage tanks, commercial fuel assets and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.
The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.
The Company includes extension options in the calculation of lease liabilities when the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.